Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Statement of Financial Position [Abstract]
Capital stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Capital stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock shares issued	101,760,232	97,279,891	47,774,817
Common stock, shares outstanding	101,760,232	97,279,891	47,774,817